Schedule I - Condensed Financial Information of Dryships Inc. - Statements of Cash Flows (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Cash Used in Operating Activities	$ 215,747	$ 475,108	$ 245,980
Cash Flows from Investing Activities:
Dividends received	29,755	44,631
Restricted cash	65,866	51,476	234,338
Net Cash Used in Investing Activities	(465,698)	(754,717)	(1,234,330)
Cash Flows from Financing Activities:
Payments of convertible notes	0	(700,000)	0
Net proceeds from common stock issuance	0	421,911	23,438
Net proceeds from sale of shares in subsidiary	0	0	122,960
Proceeds from long-term loans and notes	492,000	2,617,100	2,982,576
Payment of financing costs	(5,399)	(48,913)	(84,066)
Net Cash Provided by/(Used in) Financing Activities	(316,291)	250,709	1,241,542
Net increase/ (decrease) in cash and cash equivalents	(566,242)	(28,900)	253,192
Cash and cash equivalents at beginning of year	566,242	595,142	341,950
Cash and cash equivalents at end of year	0	566,242	595,142
Dryships Inc.
Net Cash Used in Operating Activities	101,851	(68,370)	(85,042)
Cash Flows from Investing Activities:
Investments in subsidiaries	(88,099)	(32,250)	8,515
Dividends received	29,755	44,631	0
Restricted cash	1,353	(3,811)	52,033
Net Cash Used in Investing Activities	(56,991)	8,570	60,548
Cash Flows from Financing Activities:
Due to subsidiaries	208,731	23,465	(67,735)
Payments of convertible notes	(272,834)	(700,000)	(97,164)
Net proceeds from common stock issuance	0	421,911	23,438
Net proceeds from sale of shares in subsidiary	0	0	122,960
Proceeds from long-term loans and notes	20,000	320,000	0
Payment of financing costs	(829)	(5,538)	(2,543)
Net Cash Provided by/(Used in) Financing Activities	(44,932)	59,838	(21,044)
Net increase/ (decrease) in cash and cash equivalents	(72)	38	(45,538)
Cash and cash equivalents at beginning of year	119	81	45,619
Cash and cash equivalents at end of year	$ 47	$ 119	$ 81